Net Income/ (Loss) Per Share (Details) - shares			12 Months Ended
	May 13, 2025	Jul. 31, 2023	Jun. 30, 2026
Net Income/ (Loss) Per Share [Line Items]
Reverse stock split description	1-for-20 reverse stock split
Conversion of shares			10,000
Class A Ordinary Shares [Member]
Net Income/ (Loss) Per Share [Line Items]
Voting rights			one
Conversion of shares			1
Issuance of warrants			179,649
Class B Ordinary Shares [Member]
Net Income/ (Loss) Per Share [Line Items]
Voting rights			15
Conversion of shares		163,895